Presentation and preparation of the Consolidated Financial Statements (Details) R$ in Thousands		12 Months Ended
	Sep. 19, 2025	Dec. 31, 2025 BRL (R$)	Dec. 17, 2024 BRL (R$) Quotas
Presentation and preparation of the Consolidated Financial Statements [Line Items]
Percentage of share capital	53.00%
Percentage of remaining estruturals share capital	47.00%
Purchase price amount (in Brazil Real)		R$ 657,596
Estrutural amounts (in Brazil Real)		R$ 154
KOVR Participações S.A [Member]
Presentation and preparation of the Consolidated Financial Statements [Line Items]
Percentage of share capital	100.00%
KOVR Seguradora S.A [Member]
Presentation and preparation of the Consolidated Financial Statements [Line Items]
Percentage of share capital	100.00%
KOVR Capitalização S.A [Member]
Presentation and preparation of the Consolidated Financial Statements [Line Items]
Percentage of share capital	100.00%
Quotas [Member]
Presentation and preparation of the Consolidated Financial Statements [Line Items]
Number of quotas in fund | Quotas			825,674
Senior Quotas [Member]
Presentation and preparation of the Consolidated Financial Statements [Line Items]
Number of quotas in fund			697,652
Subordinated Quotas [Member]
Presentation and preparation of the Consolidated Financial Statements [Line Items]
Number of quotas in fund			128,022
Subordinated amount (in Brazil Real)			R$ 128,022